Summary of Significant Accounting Policies - Intangibles Other Than Goodwill and Foreign Currency Translation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite Lived Intangible Assets [Line Items]
Intangibles other than goodwill	$ 189,492	$ 191,664
Foreign curency exchange gains/(losses)	$ 1,945	$ 184	$ (217)
Trade name | Navios Holdings
Acquired Finite Lived Intangible Assets [Line Items]
Useful life of assets	32 years
Finite lived intangible assets amortization method	straight line
Trade name | Navios Logistics
Acquired Finite Lived Intangible Assets [Line Items]
Useful life of assets	10 years
Finite lived intangible assets amortization method	straight line
Customer relationships | Navios Holdings
Acquired Finite Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization method	straight line